Employee benefits	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Employee benefits

19.	Employee benefits

Employee benefits are all forms of consideration given by the Company in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	12.31.2025	12.31.2024
Liabilities
Short-term employee benefits	2,722	1,517
Termination benefits	91	72
Post-employment benefits	16,359	11,398
Total	19,172	12,987
Current	3,805	2,315
Non-current	15,367	10,672

19.1.	Short-term employee benefits

	12.31.2025	12.31.2024
Accrued vacation	610	519
Profit sharing	677	384
Performance award program	717	349
Salaries and related charges and other provisions	718	265
Total	2,722	1,517
Current	2,706	1,486
Non-current (1)	16	31
(1) Remaining balance relating to the four-year deferral of the variable compensation program of executive officers and the upper management.

The Company recognized the following amounts in the statement of income:

Expenses recognized in the statement of income	2025	2024	2023
Salaries, accrued vacations and related charges (1)	(4,287)	(3,652)	(3,478)
Management fees and charges	(17)	(14)	(14)
Variable compensation programs (2)	(1,360)	(932)	(1,011)
Performance award program (3)	(697)	(468)	(416)
Profit sharing (3)	(663)	(464)	(595)
Total	(5,664)	(4,598)	(4,503)
(1) Includes the amount of the bonus approved under the Collective Bargaining Agreement recognized as Other income and expenses – see note 11.
(2) Includes adjustments to provisions related to previous years.
(3) Amount recognized as other income and expenses - see note 11.

19.1.1.	Variable compensation programs

The Company recognizes the contribution of employees to the results achieved through two programs: a) Profit sharing and results sharing; and b) Performance award program.

For 2025, the variable compensation programs are limited to 5% of the adjusted EBITDA.

Profit Sharing (Participações nos lucros ou resultados - PLR)

Profit sharing (PLR) is a variable remuneration mechanism that aims to share the Company's results with its employees, representing the Company's main variable compensation program. It also includes employees with managerial functions, with individual limits according to the remuneration of participants.

For the payment of PLR (approved by the Secretariat of Management and Governance of State-owned Companies - SEST), the Company needs to meet the following triggers:

•	Declaration and payment of distribution to shareholders approved by the Company’s Board of Directors;
•	Net income for the year and achieving at least 80% of the weighted average of a set of proposed indicators;
•	The total amount is limited to the lower of 6.25% of the net income and to 25% of the dividends distributed to shareholders (both in Brazilian reais). In 2025, the PLR calculated corresponded to 6.25% of the net income of the year in Brazilian reais, according to the average percentage of achievement of the indicators.

In relation to the PLR, in 2025, the Company:

•	paid US$ 403 relating to the profit sharing (PLR) for 2024, considering the regulation and individual limits according to the remuneration of each employee; and
•	provisioned US$ 663 relating to the PLR for 2025 (US$ 464 in 2024), recorded in other income and expenses.

Performance award program (Programa de prêmio por desempenho - PRD)

The PRD intends to recognize the effort and individual performance of each employee to achieve the Company’s results. The amounts to be paid to each employee continues to be defined by the achievement of the key metrics (which currently are Delta Valor Petrobras - VALOR, Greenhouse Gas Emissions Target Achievement Indicator - IAGEE, and Indicator of Commitment to the Environment - ICMA) and of the individual goals (performance management score for all employees, with exception of executive managers, for whom the scorecard of their respective departments will be considered).

The PRD establishes that, in order to trigger this payment, it is necessary to have a declaration and payment of distribution to shareholders approved by the Company’s Board of Directors, as well as net income for the year. The total amount is limited to a percentage of the net income or the Adjusted EBITDA for the year (a non-GAAP measure defined as net income plus net finance income (expense); income taxes; depreciation, depletion and amortization; results in equity-accounted investments; impairment of assets; results on disposal/write-offs of assets; and results from co-participation agreements in bid areas). This program complements the PLR.

In relation to the PRD, in 2025, the Company:

•	paid US$ 359 relating to the performance award program (PRD) for 2024, since the Company’s and individual performance metrics were achieved in that year;
•	provisioned US$ 697 relating to the PRD for 2025 (US$ 468 in 2024), recorded in other income and expenses, including variable compensation programs of consolidated companies.

Accounting policy for variable compensation programs (PLR and PRD)

The provisions for variable compensation programs are recognized on an accrual basis, during the periods in which the employees provided services. They represent the estimates of future disbursements arising from past events, based on the criteria and metrics of the PRD and PLR, provided that the requirements for activating these programs are met and that the obligation can be reliably estimated.

19.2.	Termination benefits

Termination benefits are employee benefits provided in exchange for the termination of labor contract as a result of either: i) the Company’s decision to terminate the labor contract before the employee’s normal retirement date; or ii) an employee’s decision to accept an offer of benefits in exchange for the termination of their employment.

Voluntary severance programs

The Company has voluntary severance programs (PDV) for employees who were already retired under the Brazilian National Institute of Social Security (INSS) and started receiving the benefit until November 12, 2019, in addition to other severance programs.

As of December 31, 2025, termination liabilities amounts to US$ 91 (US$ 72 in 2024), relating to 906 employees enrolled in voluntary severance programs with expected termination by December 2027.

19.3.	Post-employment benefits

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents (Saúde Petrobras - AMS), and five other major plans of post-employment benefits (collectively referred to as “pension plans”).

The following table presents the balance of post-employment benefits:

	12.31.2025	12.31.2024
Liabilities
Health Care Plan - Saúde Petrobras	11,661	7,499
Subtotal - health care plan	11,661	7,499
Petros Pension Plan - Renegotiated (PPSP-R)	2,734	2,289
Petros Pension Plan - Non-renegotiated (PPSP-NR)	946	779
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	513	395
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	501	379
Petros 2 Pension Plan (PP-2)	4	57
Subtotal - pension plans	4,698	3,899
Total	16,359	11,398
Current	1,036	808
Non-current	15,323	10,590

19.3.1.	Nature and risks associated with defined benefit plans

Health Care Plan

The health care plan Saúde Petrobras – AMS is managed and run by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, and includes prevention and health care programs. The plan offers assistance to all employees, retirees, pensioners and eligible family members, according to the rules of the plan and in the Collective Bargaining Agreement (ACT) and is open to new employees.

Sponsored by Petrobras, Transpetro, PBIO, TBG and Termobahia, this plan is primarily exposed to the risk of increase in medical costs due to inflation, new technologies, new types of coverage and an increase in the utilization of medical benefits. The Company continuously improves the quality of its technical and administrative processes, as well as the health programs offered to beneficiaries in order to mitigate such risks.

Employees, retirees and pensioners make monthly fixed contributions to cover high-risk procedures and variable contributions for the cost of medical procedures, both based on the contribution tables of the plan, which are determined based on certain parameters, such as salary and age levels. The plan also includes assistance towards the purchase of certain medicines through reimbursement or acquisition and home delivery, with co-participation of beneficiaries.

Benefits are paid by the Company based on the costs incurred by the beneficiaries. The financial participation of the Company and the beneficiaries on the expenses are provided for in the plan rules and in the ACT, currently at 70% by the Company and 30% by the participants. This cost-sharing arrangement was resumed in April 2024 through an amendment to the collective bargaining agreement with labor unions.

Annual revision of the health care plan

At December 31, 2025, this obligation was revised using the updated actuarial assumptions, results of which are shown in note 19.3.2.

Pension plans

The Company’s post-retirement plans are managed by Petros Foundation (Fundação Petrobras de Seguridade Social), a nonprofit legal entity governed by private law with administrative and financial autonomy.

Pension plans in Brazil are regulated by the National Council for Supplementary Pension (Conselho Nacional de Previdência Complementar – CNPC), which establishes all guidelines and procedures to be adopted by the plans for their management and relationship with stakeholders.

Petros Foundation periodically carries out revisions of the plans and, when applicable, establishes measures aiming at maintaining the financial sustainability of the plans.

The net obligation with pension plans recorded by the Company is measured in accordance with the requirements of IFRS accounting standards, which has a different measurement methodology to that applicable to pension funds in Brazil, which are regulated by the CNPC.

The main difference between these methodologies is that, in the CNPC criterion, Petros Foundation considers the future cash flows of normal and extraordinary sponsor’s contributions, discounted to present value, while the Company considers these cash flows as they are realized. In addition, Petros Foundation sets the real interest rate based on profitability expectations and on parameters set by PREVIC - Superintendência Nacional de Previdência Complementar (National Supplementary Pension Authority), while the Company uses a rate that combines the maturity profile of the obligations with the yield curve of government bonds. Regarding the plan assets, Petros Foundation marks government bonds at market or on the curve, while the Company marks them at market value.

The major post-retirement pension benefits sponsored by the Company are:

•	Petros Plan - Renegotiated (PPSP-R);
•	Petros Plan - Renegotiated - Pre-70 (PPSP-R Pre-70);
•	Petros Plan - Non-renegotiated (PPSP-NR);
•	Petros Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre-70);
•	Petros 2 Plan (PP-2); and
•	Petros 3 Plan (PP-3)

PPSP-R, PPSP-NR, PPSP-R Pre-70, PPSP-NR Pre-70 and PP-3 are sponsored by Petrobras, and PP-2 by Petrobras, Transpetro, PBIO, TBG, Termobahia and Termomacaé.

The PPSP-R and PPSP-NR were created in 2018 as a split of Petros Plan (PPSP) originally established by the Company in July 1970. On January 1, 2020, PPSP-R Pre-70 and PPSP-NR Pre-70 were created as a split of PPSP-R and PPSP-NR, respectively.

Pension plans supplement the income of their participants during retirement, in addition to guaranteeing a pension for the beneficiaries in case of the death of a participant. The benefit consists of a monthly income supplementing the benefit granted by the Brazilian Social Security Institute.

The following table provides other characteristics of these plans:

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, covering employees and former employees coming from new contests that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime defined benefit monthly payments: based on the Nationwide Consumer Price Index	Undefined benefit monthly payments: based on the variation of individual account quota.
Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular parity contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that cover expected cost of the plans in the long term; and	normal contributions that cover expected cost of the plans in the long term.	i) normal contributions that cover expected cost of the plans in the long term; and	normal contributions that cover expected cost of the plans in the long term.	i) normal contributions that cover expected cost of the plans in the long term; and
	ii) extraordinary contributions that cover additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that cover additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that cover additional costs derived from actuarial deficits as provided for in the future.

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Deficit Settlement Plan (PED) (1)	Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-R in 2021. On April 1, 2023, this plan was implemented, following a favorable decision held on March 17, 2023 by the SEST.	N/A	Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-NR in 2022. On April 1, 2025, this plan was implemented, following a favorable decision held on April 09, 2025 by the SEST.	N/A	N/A	PP3
Debt Assumption Instrument relating to Deficit Settlement Plan 2015 (PED 2015) - referring to contributions not previously made due to court injunctions. (1)	Financial obligations with a principal amounting to US$91 at 12/31/2025.	N/A	Financial obligations with a principal amounting to US$33 at 12/31/2025.	N/A	N/A	N/A
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation (1)	Financial obligations amounting to US$98 at 12/31/2025.	Financial obligations amounting to US$596 at 12/31/2025.	Financial obligations settled early in 2021.	Financial obligations amounting to US$535 at 12/31/2025.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 2028.
(1) These obligations are recorded in these financial statements, within actuarial liabilities.

Annual revision of pension plans

At December 31, 2025, these obligations were revised using the updated actuarial assumptions, results of which are shown in note 19.3.2.

19.3.2.	Net actuarial liabilities and expenses, and fair value of plans assets
a)	Changes in the actuarial liabilities recognized in the statement of financial position

Net actuarial liabilities represent the obligations of the Company, net of the fair value of plan assets (when applicable), at present value.

For information on actuarial assumptions used to determine the defined benefit obligation, see the table in Note 19.3.6.

Changes in the actuarial liabilities related to pension and healthcare plans with defined benefit characteristics is presented as follows:

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,733	3,773	1,128	11,661	28,295
(-) Fair value of plan assets	(8,486)	(2,325)	(1,124)	−	(11,935)
Net actuarial liability as of December 31, 2025	3,247	1,448	4	11,661	16,360
Changes in the net actuarial liability
Balance as of January 1, 2025	2,684	1,158	58	7,498	11,398
Recognized in the Statement of Income	368	158	7	1,214	1,747
Current service cost	4	−	−	166	170
Net interest	364	158	7	1,048	1,577
Recognized in Equity - other comprehensive income	244	106	(53)	2,565	2,862
(Gains)/losses arising from the remeasurement	244	106	(53)	2,565	2,862
Cash effects	(380)	(123)	(14)	(545)	(1,062)
Contributions paid	(351)	(106)	(14)	(545)	(1,016)
Payments related to Term of financial commitment (TFC)	(29)	(17)	−	−	(46)
Other changes	331	149	6	929	1,415
Translation Adjustment	331	149	6	929	1,415
Balance at December 31, 2025	3,247	1,448	4	11,661	16,360
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	9,992	3,233	874	7,498	21,597
(-) Fair value of plan assets	(7,308)	(2,075)	(816)	−	(10,199)
Net actuarial liability as of December 31, 2024	2,684	1,158	58	7,498	11,398
Changes in the net actuarial liability
Balance as of January 1, 2024	4,740	1,799	181	9,662	16,382
Recognized in the Statement of Income	399	153	13	2,369	2,934
Past service cost (2)	−	−	−	1,291	1,291
Current service cost	10	2	−	198	210
Net interest	389	151	13	880	1,433
Recognized in Equity - other comprehensive income	(1,053)	(281)	(84)	(1,861)	(3,279)
(Gains)/losses arising from the remeasurement (2)	(1,053)	(281)	(84)	(1,861)	(3,279)
Cash effects	(382)	(121)	(13)	(485)	(1,001)
Contributions paid	(355)	(108)	(13)	(485)	(961)
Payments related to Term of financial commitment (TFC)	(27)	(13)	−	−	(40)
Other changes	(1,020)	(392)	(39)	(2,187)	(3,638)
Translation Adjustment	(1,020)	(392)	(39)	(2,187)	(3,638)
Balance at December 31, 2024	2,684	1,158	58	7,498	11,398
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) Effects of the intermediate remeasurement made in the second quarter of 2024 on the health care plan, which changed the cost-sharing arrangement.

b)	Changes in present value of the obligation

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	9,992	3,233	874	7,498	21,597
Recognized in the Statement of Income	1,374	442	120	1,214	3,150
Interest expense	1,370	442	120	1,048	2,980
Service cost	4	−	−	166	170
Recognized in Equity - other comprehensive income	106	33	90	2,565	2,794
Remeasurement: Experience (gains) / losses	(98)	(24)	64	(152)	(210)
Remeasurement: (gains) / losses - demographic assumptions	−	−	(4)	(12)	(16)
Remeasurement: (gains) / losses - financial assumptions	204	57	30	2,729	3,020
Others	261	65	44	384	754
Benefits paid, net of assisted contributions	(1,018)	(348)	(81)	(542)	(1,989)
Contributions paid by participants	22	5	16	−	43
Translation Adjustment	1,257	408	109	926	2,700
Present value of obligations at the end of the year	11,733	3,773	1,128	11,661	28,295
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	14,941	4,806	1,357	9,662	30,766
Recognized in the Statement of Income	1,241	397	112	2,369	4,119
Interest expense	1,231	395	112	880	2,618
Service cost	10	2	−	1,489	1,501
Recognized in Equity - other comprehensive income	(1,949)	(577)	(233)	(1,861)	(4,620)
Remeasurement: Experience (gains) / losses	(8)	15	190	(464)	(267)
Remeasurement: (gains) / losses - demographic assumptions	−	−	7	1	8
Remeasurement: (gains) / losses - financial assumptions	(1,941)	(592)	(430)	(1,398)	(4,361)
Others	(4,241)	(1,393)	(362)	(2,672)	(8,668)
Benefits paid, net of assisted contributions	(999)	(354)	(79)	(488)	(1,920)
Contributions paid by participants	24	5	16	−	45
Translation Adjustment	(3,266)	(1,044)	(299)	(2,184)	(6,793)
Present value of obligations at the end of the year	9,992	3,233	874	7,498	21,597
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

c)	Changes in the fair value of plan assets

Petrobras has four pension plans (PPSP-R, PPSP-NR, PPSP-R Pre-70) which are currently making use of plan assets, and one plan (PP-2) in which most of participants are in the phase of accumulating funds.

Therefore, changes to the fair value of plan assets reflect these effects, including inflows of contributions, outflows of funds for payment of benefits, and the return of these assets.

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	7,308	2,075	816	−	10,199
Recognized in the Statement of Income	1,006	284	113	−	1,403
Interest income	1,006	284	113	−	1,403
Recognized in Equity - other comprehensive income	(138)	(73)	143	−	(68)
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	(138)	(73)	143	−	(68)
Cash effects	380	123	14	545	1,062
Contributions paid by the sponsor (Company)	351	106	14	545	1,016
Term of financial commitment (TFC) paid by the Company	29	17	−	−	46
Other Changes	(70)	(84)	38	(545)	(661)
Contributions paid by participants	22	5	16	−	43
Benefits paid, net of assisted contributions	(1,018)	(348)	(81)	(542)	(1,989)
Translation Adjustment	926	259	103	(3)	1,285
Fair value of plan assets at the end of the year	8,486	2,325	1,124	−	11,935
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	10,201	3,007	1,176	−	14,384
Recognized in the Statement of Income	842	244	99	−	1,185
Interest income	842	244	99	−	1,185
Recognized in Equity - other comprehensive income	(896)	(296)	(149)	−	(1,341)
Cash effects	382	121	13	485	1,001
Contributions paid by the sponsor (Company)	355	108	13	485	961
Term of financial commitment (TFC) paid by the Company	27	13	−	−	40
Other Changes	(3,221)	(1,001)	(323)	(485)	(5,030)
Contributions paid by participants	24	5	16	−	45
Benefits paid, net of assisted contributions	(999)	(354)	(79)	(488)	(1,920)
Translation Adjustment	(2,246)	(652)	(260)	3	(3,155)
Fair value of plan assets at the end of the year	7,308	2,075	816	−	10,199
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Investment management of pension plan assets

Petros Foundation prepares annually Investment Policies (PI) specific to each plan, following two models:

(i)	for Petros 2, the achievement of the actuarial goal with the lowest value at risk; and
(ii)	for defined benefit plans, the minimal mismatch in net cash flows, conditioned to the achievement of the actuarial target.

Pension plans assets follow a long-term investment strategy based on the risks assessed for each different class of assets and provide for diversification, in order to lower portfolio risk. The portfolio profile must comply with the Brazilian National Monetary Council (Conselho Monetário Nacional – CMN) regulations.

Petros Foundation establishes investment policies for 5-year periods, reviewed annually, using an asset liability management model (ALM) to address net cash flow mismatches of the benefit plans, based on liquidity and solvency parameters.

Pension plan assets by type of asset are set out as follows:

				2025		2024
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	−	975	975	8%	954	9%
Fixed income	3,150	6,565	9,715	81%	7,930	78%
Government bonds	348	6,563	6,911	−	6,153	−
Fixed income funds	2,486	−	2,486	−	1,162	−
Other investments	316	2	318	−	615	−
Variable income	139	171	310	3%	479	5%
Common and preferred shares	139	−	139	−	324	−
Other investments	−	171	171	−	155	−
Structured investments	139	28	167	2%	173	2%
Real estate properties	−	481	481	4%	418	4%
	3,428	8,220	11,648	98%	9,954	98%
Loans to participants	−	287	287	2%	245	2%
Fair value of plan assets at the end of the year	3,428	8,507	11,935	100%	10,199	100%

There is no plan asset for the health care plan. Loans to participants of pension plans are measured at amortized cost, which is considered an appropriate estimate of fair value.

As of December 31, 2025, the investment portfolio included Company’s common shares in the amount of US$ 1
(US$ 1 in 2024) and real estate properties leased by the Company in the amount of US$ 23 (US$ 21 in 2024).

d)	Net expenses relating to benefit plans

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Related to active employees (cost of sales and expenses)	(26)	(3)	(1)	(400)	(430)
Related to retirees (other income and expenses)	(342)	(155)	(6)	(814)	(1,317)
Net expenses for 2025	(368)	(158)	(7)	(1,214)	(1,747)
Net expenses for 2024	(399)	(153)	(13)	(2,369)	(2,934)
Net expenses for 2023	(490)	(169)	(30)	(853)	(1,542)
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

19.3.3.	Contributions

In 2025, the Company contributed US$ 1,062 to the defined benefit plans (US$ 1,001 in 2024), reducing the balance of obligations of these plans, as presented in note 19.3.2. In addition, the Company contributed US$ 238 and US$ 2, respectively, to the defined contribution portions of PP-2 and PP-3 plans (US$ 239 for PP-2 and US$ 2 for PP-3 in 2024), which were recognized in the statement of income.

For 2026, the expected contributions for the PPSP-R, PPSP-NR, PPSP-R pre-70, PPSP-NR pre-70 and for the defined benefit portion of PP-2, amounts to US$ 497, while for the defined contribution portion of PP-2 amounts to US$ 249.

19.3.4.	Expected future cash flows

The estimate below reflects only the expected future cash flows to meet the defined benefit obligation recognized at the end of the reporting period.

	2025					2024
	Pension Plan			Health Care Plan	Total	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Up to 1 Year	1,069	367	85	562	2,083	1,676
1 to 5 Years	4,486	1,431	341	2,959	9,217	7,236
6 to 10 Years	2,963	901	232	2,704	6,800	5,185
11 To 15 Years	1,883	535	154	2,012	4,584	3,470
Over 15 Years	1,332	539	316	3,424	5,611	4,030
Total	11,733	3,773	1,128	11,661	28,295	21,597
(1) Includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

19.3.5.	Future payments to participants of defined benefit plans that are closed to new members

The following table provides the period during which the defined benefit obligation associated with these plans are expected to continue to affect the Company's financial statements.

	PPSP-R	PPSP-R Pré-70	PPSP-NR	PPSP-NR Pré-70
Number of years during which benefits must be paid to participants of defined benefit plans	9.66	6.42	9.44	6.33

19.3.6.	Measurement uncertainties associated with the defined benefit obligation

The significant financial and demographic actuarial assumptions used to determine the defined benefit obligation are presented in the following table:

2025
					Pension Plans	Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation) (1)	11.53%	11.54%	11.72%	11.73%	11.47%	11.44%
Real discount rate	7.25%	7.26%	7.43%	7.44%	7.19%	7.16%
Nominal expected salary growth (including inflation) (2)	2026: 5.43% 2027 onwards: 4.56%	2026: 5.28% 2027 onwards: 4.42%	n/a	6.15%	2026: 7.58% 2027 onwards: 6.70%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	16.06% a 3.25% p.a.
Mortality table	Petros Experience 2016	Petros Experiences 2025	Petros Experiences 2020	Petros Experiences 2023	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Petros 2016
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022, 40% smoothed	Disability Experience PP-2 2022, 40% smoothed
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	MI-85, male, 10% smoothed	AT-49 male
Age of retirement	Male, 56.40 years Female, 55.48 years	Male, 57.65 years Female, 55.79 years	n/a	n/a	1st eligibility according to RGPS Male, 65 years / Female, 60 years	Male, 56.91 years Female, 55.81 years

(1) Inflation rate forecast of: 3.99% for 2026, converging to 3.25% from 2030 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

2024
					Pension Plans	Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation) (1)	12.95%	12.95%	13.07%	13.07%	12.95%	12.93%
Real discount rate	7.48%	7.48%	7.59%	7.59%	7.48%	7.46%
Nominal expected salary growth (including inflation) (2)	6.16%	6.15%	n/a	6.15%	8.72%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	13.69% a 3.25% p.a.
Mortality table	Petros Experience 2016	Petros Experiences 2025	Petros Experiences 2020	Petros Experiences 2023	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Petros 2016
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Disability Experience PP-2 2022
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	MI-85, male, 10% smoothed	AT-49 male
Age of retirement	Male, 56.36 years Female, 55.42 years	Male, 57.71 years Female, 55.88 years	Male, 56.36 years Female, 55.42 years	Male, 57.71 years Female, 55.88 years	1st eligibility according to RGPS Male, 65 years / Female, 60 years	Male, 56.86 years Female, 55.75 years

(1) Inflation rate forecast of: 5.09% for 2025, converging to 3.25% from 2029 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

The most significant assumptions are described in Note 4.4.

19.3.7.	Sensitivity analysis of the defined benefit plans

The effect of a 100 basis points (bps) change in the discount rate and in the estimated future medical and hospital costs is set out below:

			Discount Rate		Expected changes in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,169)	1,438	(1,141)	1,377	1,614	(1,278)
Current Service cost and interest cost	13	(7)	(68)	81	244	(191)

Accounting policy for post-employment defined benefits

The obligations related to post-employment defined benefit plans and health-care plans are recognized as liabilities in the statement of financial position based on actuarial calculations which are revised annually by an independent qualified actuary (updating for material changes in actuarial assumptions and estimates of expected future benefits), using the projected credit unit method, net of the fair value of plan assets, when applicable, from which the obligations are to be directly settled.

Under the projected credit unit method, each period of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to determine the final obligation. Actuarial assumptions include demographic and financial assumptions, medical costs estimate, historical data related to benefits paid and employee contributions, as set out in note 4.

Service cost are accounted for within the statement of income and comprises: (i) current service cost, which is the increase in the present value of the defined benefit obligation resulting from employee service in the current period; (ii) past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from a plan amendment (the introduction, modification, or withdrawal of a defined benefit plan) or a curtailment (a significant reduction by the entity in the number of employees covered by a plan); and (iii) any gain or loss on settlement.

Net interest on the net defined benefit liability is the change during the period in the net defined benefit liability that arises from the passage of time. Such interest is accounted for in the statement of income.

Remeasurement of the net defined benefit liability is recognized in shareholders’ equity, in other comprehensive income, and comprises: (i) actuarial gains and losses and (ii) return on plan assets, excluding net interest on the net defined liability, net of defined benefit plan assets.

The Company also contributes to defined contribution plans, on a parity basis in relation to the employee's contribution, that are expensed when incurred.